MFS(R) Mutual Funds
SEMIANNUAL REPORT 3/31/03

MFS(R) TOTAL RETURN FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) TOTAL RETURN FUND

A CONSERVATIVE BALANCED FUND WITH VALUE STOCKS AND HIGH-QUALITY BONDS

Our team-managed balanced fund maintains an asset allocation between equity and fixed income that has historically run at approximately 60% equity and 40% fixed income. The equity strategy follows a conservative value approach, and the fixed-income portion invests in a well-diversified mix of generally higher-quality issues.

The fund seeks above-average income (compared to a portfolio entirely invested in stocks) consistent with the prudent employment of capital. The fund also seeks growth of capital and income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              37
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     55
----------------------------------------------------
TRUSTEES AND OFFICERS                             64
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      66
----------------------------------------------------
CONTACT INFORMATION                               67
----------------------------------------------------
ASSET ALLOCATION                                  68

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.


(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MIXED MARKETS CONTINUE

Investor sentiment, corporate earnings, worries of war, and economic news all drove market performance during the period. In the fourth quarter of 2002, stock prices rebounded sharply, sparked by signs of improving economic activity and corporate earnings that were in line with expectations.

The rally, led by technology stocks, lasted for most of the fourth quarter of 2002 but proved to be short-lived as investors became increasingly concerned about Iraq and negative economic news in early 2003. Those concerns created an uncertain climate until the Iraqi war began on March 20. Events leading up to the war and early successes in the campaign pushed all other news aside, and stocks advanced dramatically. However, as the first quarter ended, concerns about the war's duration caused the market to give back some of its late gains.

Fund stock performance trailed the Standard & Poor's 500 Stock Index (S&P 500) because we were significantly underweighted in technology stocks relative to the index, and those stocks were the best-performing group for the period. As a value investor, the fund is typically underweighted in technology. In addition, at the start of the period, we were uncomfortable with the near-term revenue prospects for the group.

                              -----------------------------------------------
                              TOP 5 STOCK HOLDINGS
                              3/31/03

                              CITIGROUP, INC.                            1.7%
                              -----------------------------------------------
                              PFIZER, INC.                               1.4%
                              -----------------------------------------------
                              EXXONMOBIL CORP.                           1.3%
                              -----------------------------------------------
                              VIACOM, INC.                               1.1%
                              -----------------------------------------------
                              BP AMOCO PLC                               1.0%
                              -----------------------------------------------
                              The portfolio is actively managed, and current holdings may be different.
                              -----------------------------------------------

POSITIVE PERFORMANCE CONTRIBUTORS

The fund's bond holdings helped relative performance, particularly when the stock market slipped in the first quarter. We had trimmed our U.S. Treasury position in favor of corporate bonds because we felt that corporate bonds were attractively priced and offered better yields. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) When investors regained confidence in corporate securities during the fall, the value of the fund's corporate bond holdings rose.

For the period, the fund's stock holdings in energy and leisure made positive contributions to performance. Relative to the S&P 500, the fund was overweighted in energy, especially in natural gas as well as oil exploration and production companies. The stock prices of natural gas companies rose because natural gas was, and is, in strong demand and short supply. The fund's holdings in oil-related companies performed well when concerns about tensions in the Middle East caused oil prices to rise, especially in the fourth quarter of 2002 and early in 2003.

Leisure standouts included Disney and cable company Comcast. Disney stock rebounded as pessimism related to war concerns subsided and optimism about increased travel rose. The price of Comcast stock rose as investors became more comfortable with the company's debt position.

WEAK RESULTS FROM SELECTED SECURITIES

Fund performance was hurt by results from selected securities in addition to the underweighting in technology mentioned earlier. Sears' operational improvements were far outweighed by significant problems in its credit card business and its stock price declined significantly.

The stock price of Altria (formerly Philip Morris) fell because of renewed legal concerns and fears of declining revenue growth attributable to competition from lower-priced cigarettes.

In a surprise move, AT&T made an early announcement that their earnings would be considerably weaker than it had expected and that announcement drove its price down.

OPPORTUNITIES

As always, we continue to look for stocks of attractively priced companies that we believe offer good earnings prospects. In our view, that universe is larger at the end of the period, as many formerly high-flying technology and health care stocks are closer to the value universe.

/s/ David M. Calabro

    David M. Calabro
    Lead Portfolio Manager
    (on behalf of the MFS Total Return Team)

Members of the portfolio management team may change from time to time; a current list of team members is available on MFS' website.


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                      Class
     Share          inception
     class            date             6-mo              1-yr           3-yr           5-yr          10-yr
-----------------------------------------------------------------------------------------------------------
       A             10/6/70            --              -10.20%         2.21%          3.13%          8.65%
-----------------------------------------------------------------------------------------------------------
       B             8/23/93            --              -10.79%         1.54%          2.46%          7.91%
-----------------------------------------------------------------------------------------------------------
       C             8/1/94             --              -10.82%         1.54%          2.45%          8.04%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97             --               -9.89%         2.54%          3.47%          8.89%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02            --              -10.17%         2.22%          3.13%          8.66%
-----------------------------------------------------------------------------------------------------------
      529A           7/31/02            --              -10.47%         2.10%          3.06%          8.62%
-----------------------------------------------------------------------------------------------------------
      529B           7/31/02            --              -10.72%         2.01%          3.01%          8.59%
-----------------------------------------------------------------------------------------------------------
      529C           7/31/02            --              -10.71%         2.01%          3.01%          8.59%
-----------------------------------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

-----------------------------------------------------------------------------------------------------------
       A                                --              -14.47%         0.56%          2.13%          8.13%
-----------------------------------------------------------------------------------------------------------
       B                                --              -14.28%         0.65%          2.18%          7.91%
-----------------------------------------------------------------------------------------------------------
       C                                --              -11.69%         1.54%          2.45%          8.04%
-----------------------------------------------------------------------------------------------------------
      529A                              --              -14.73%         0.46%          2.07%          8.09%
-----------------------------------------------------------------------------------------------------------
      529B                              --              -14.20%         1.12%          2.73%          8.59%
-----------------------------------------------------------------------------------------------------------
      529C                              --              -11.59%         2.01%          3.01%          8.59%
-----------------------------------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

     Share
     class                            6-mo            1-yr           3-yr          5-yr           10-yr
-----------------------------------------------------------------------------------------------------------
       A                             1.96%              -10.20%         6.76%         16.64%        129.31%
-----------------------------------------------------------------------------------------------------------
       B                             1.55%              -10.79%         4.70%         12.90%        114.14%
-----------------------------------------------------------------------------------------------------------
       C                             1.62%              -10.82%         4.68%         12.86%        116.65%
-----------------------------------------------------------------------------------------------------------
       I                             2.14%               -9.89%         7.81%         18.61%        134.27%
-----------------------------------------------------------------------------------------------------------
       R                             2.00%              -10.17%         6.81%         16.69%        129.40%
-----------------------------------------------------------------------------------------------------------
     529A                            1.67%              -10.47%         6.44%         16.29%        128.61%
-----------------------------------------------------------------------------------------------------------
     529B                            1.50%              -10.72%         6.15%         15.97%        127.99%
-----------------------------------------------------------------------------------------------------------
     529C                            1.50%              -10.71%         6.16%         15.98%        128.01%
-----------------------------------------------------------------------------------------------------------

-----------------------
Average Annual
-----------------------

Comparative indices
-----------------------------------------------------------------------------------------------------------
Average balanced fund(1)             2.88%              -13.29%        -6.31%         -0.50%          6.49%
-----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index(2)                             5.00%              -24.76%       -16.09%         -3.76%          8.52%
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index(2)                             2.99%               11.69%         9.81%          7.51%          7.23%
-----------------------------------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

(1) Source: Lipper Inc., an independent firm that tracks mutual fund performance.
(2) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS AGGREGATE BOND INDEX - A measure of the U.S. bond market.

STANDARD & POOR'S 500 STOCK INDEX - A commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes initially offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest and currency exchange rates and economic and political conditions.

Investments in high-yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 3/31/03
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 51.8%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Stocks - 48.8%
---------------------------------------------------------------------------------------------------
Aerospace - 0.2%
---------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                            60,000             $3,240,600
---------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                        101,600              2,170,176
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                90,200              7,739,160
---------------------------------------------------------------------------------------------------
United Defense Industries, Inc.*                                      82,000              1,774,480
---------------------------------------------------------------------------------------------------
United Technologies Corp.                                             45,596              2,634,537
---------------------------------------------------------------------------------------------------
                                                                                        $17,558,953
---------------------------------------------------------------------------------------------------
Apparel & Manufacturers - 0.2%
---------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                  100,000             $3,092,000
---------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                      137,600              7,075,392
---------------------------------------------------------------------------------------------------
Reebok International Ltd.*                                            60,000              1,971,000
---------------------------------------------------------------------------------------------------
Talbots, Inc.                                                         90,000              2,316,600
---------------------------------------------------------------------------------------------------
                                                                                        $14,454,992
---------------------------------------------------------------------------------------------------
Automotive - 0.1%
---------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.*                        155,000             $3,261,200
---------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                35,000              2,535,400
---------------------------------------------------------------------------------------------------
Lear Corp.*                                                           50,000              1,767,500
---------------------------------------------------------------------------------------------------
                                                                                         $7,564,100
---------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 6.4%
---------------------------------------------------------------------------------------------------
American Express Co.                                                 121,500             $4,037,445
---------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                              110,000              2,555,300
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                              1,120,200             74,874,168
---------------------------------------------------------------------------------------------------
Bank One Corp.                                                        88,600              3,067,332
---------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                160,000              3,489,600
---------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                          100,000              2,766,000
---------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    3,913,333            134,814,322
---------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                              75,000              2,345,250
---------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc                                    71,540                840,667
---------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                        75,000              2,978,250
---------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                        2,669,000             63,735,720
---------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                            60,000              2,688,600
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                 709,340            $16,818,451
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                             3,720,540             79,098,680
---------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                           75,000              2,545,500
---------------------------------------------------------------------------------------------------
National City Corp.                                                  555,500             15,470,675
---------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                                    125,000              2,962,500
---------------------------------------------------------------------------------------------------
Provident Finacial Services, Inc.*                                   100,000              1,581,000
---------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                   1,296,700             33,104,751
---------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                 921,140             48,498,021
---------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                   85,500              3,423,420
---------------------------------------------------------------------------------------------------
U.S. Bancorp                                                          64,234              1,219,161
---------------------------------------------------------------------------------------------------
Wachovia Corp.                                                     1,153,700             39,306,559
---------------------------------------------------------------------------------------------------
Zions Bancorp                                                         55,000              2,352,900
---------------------------------------------------------------------------------------------------
                                                                                       $544,574,272
---------------------------------------------------------------------------------------------------
Biotechnology
---------------------------------------------------------------------------------------------------
Millipore Corp.                                                       70,000             $2,289,000
---------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.7%
---------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   81,228             $2,322,309
---------------------------------------------------------------------------------------------------
Comcast Corp. "Special A"*                                         1,860,935             51,157,103
---------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"                                                 30,000              2,272,200
---------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.*                                       94,400              1,953,136
---------------------------------------------------------------------------------------------------
                                                                                        $57,704,748
---------------------------------------------------------------------------------------------------
Brokerage - 1.6%
---------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                             388,400            $12,782,244
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            447,300             30,452,184
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                          1,622,229             57,426,906
---------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                     519,200             19,911,320
---------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                            421,100             11,419,811
---------------------------------------------------------------------------------------------------
                                                                                       $131,992,465
---------------------------------------------------------------------------------------------------
Business Services - 0.2%
---------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"*                                                  110,000             $2,519,000
---------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                      278,100              8,562,699
---------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                    70,000              1,904,000
---------------------------------------------------------------------------------------------------
SPX Corp.*                                                            70,000              2,391,200
---------------------------------------------------------------------------------------------------
                                                                                        $15,376,899
---------------------------------------------------------------------------------------------------
Chemicals - 1.2%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                       633,600            $26,250,048
---------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                   1,068,700             29,506,807
---------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                          35,507              1,379,802
---------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                    70,000              1,409,100
---------------------------------------------------------------------------------------------------
Lyondell Petrochemical Co.                                         1,132,100             15,792,795
---------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                 561,700             25,321,436
---------------------------------------------------------------------------------------------------
                                                                                        $99,659,988
---------------------------------------------------------------------------------------------------
Computer Software - 0.9%
---------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                        200,000             $2,000,000
---------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    1,825,800             44,202,618
---------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                            880,800             12,163,848
---------------------------------------------------------------------------------------------------
Oracle Corp.*                                                      1,401,976             15,210,038
---------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                    200,000              3,060,000
---------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                              175,000              3,076,500
---------------------------------------------------------------------------------------------------
                                                                                        $79,713,004
---------------------------------------------------------------------------------------------------
Computer Software - Personal Computers
---------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                180,000             $2,545,200
---------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.3%
---------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                  518,300             $8,059,565
---------------------------------------------------------------------------------------------------
International Business Machines Corp.                                214,700             16,838,921
---------------------------------------------------------------------------------------------------
                                                                                        $24,898,486
---------------------------------------------------------------------------------------------------
Conglomerates - 1.0%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                 1,198,300            $35,901,068
---------------------------------------------------------------------------------------------------
General Electric Co.                                               1,124,200             28,667,100
---------------------------------------------------------------------------------------------------
Tyco International Ltd.                                            1,606,500             20,659,590
---------------------------------------------------------------------------------------------------
                                                                                        $85,227,758
---------------------------------------------------------------------------------------------------
Construction
---------------------------------------------------------------------------------------------------
Lennar Corp.                                                          30,000             $1,606,500
---------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.4%
---------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                306,700            $16,696,748
---------------------------------------------------------------------------------------------------
Education Management Corp.*                                           65,000              2,585,050
---------------------------------------------------------------------------------------------------
Gillette Co.                                                         554,800             17,165,512
---------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                               1,047,100            $47,601,166
---------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                 406,300             36,181,015
---------------------------------------------------------------------------------------------------
                                                                                       $120,229,491
---------------------------------------------------------------------------------------------------
Containers - 0.6%
---------------------------------------------------------------------------------------------------
Owens Illinois, Inc.*                                              2,156,280            $19,492,771
---------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                     2,030,400             27,124,114
---------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                  110,000              2,302,300
---------------------------------------------------------------------------------------------------
                                                                                        $48,919,185
---------------------------------------------------------------------------------------------------
Defense Electronics
---------------------------------------------------------------------------------------------------
EDO Corp.                                                             90,000             $1,629,000
---------------------------------------------------------------------------------------------------

Electronics - 0.8%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                236,100             $6,492,750
---------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.*                                      1,200,000              3,912,000
---------------------------------------------------------------------------------------------------
Fairchild Semiconductor International Co., "A"*                      150,000              1,569,000
---------------------------------------------------------------------------------------------------
Intel Corp.                                                          921,800             15,006,904
---------------------------------------------------------------------------------------------------
LSI Logic Corp.*                                                     250,000              1,130,000
---------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               60,000              1,636,200
---------------------------------------------------------------------------------------------------
Tektronix, Inc.*                                                     110,000              1,886,500
---------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                            2,134,700             34,945,039
---------------------------------------------------------------------------------------------------
                                                                                        $66,578,393
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
---------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                             307,700            $14,000,350
---------------------------------------------------------------------------------------------------
Apache Corp.                                                         128,563              7,937,480
---------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                 1,423,250             68,629,115
---------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                   85,000              3,362,600
---------------------------------------------------------------------------------------------------
Forest Oil Corp.                                                     120,000              2,676,000
---------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                             75,000              2,541,750
---------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                         60,000              1,506,000
---------------------------------------------------------------------------------------------------
                                                                                       $100,653,295
---------------------------------------------------------------------------------------------------
Energy - Integrated - 2.8%
---------------------------------------------------------------------------------------------------
ConocoPhillips, Inc.                                               1,134,100            $60,787,760
---------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                   3,081,448            107,696,607
---------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                         1,791,750             53,680,830
---------------------------------------------------------------------------------------------------
Unocal Corp.                                                         618,800             16,280,628
---------------------------------------------------------------------------------------------------
                                                                                       $238,445,825
---------------------------------------------------------------------------------------------------
Entertainment - 1.5%
---------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                             1,031,900            $11,206,434
---------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                 2,473,035             90,315,238
---------------------------------------------------------------------------------------------------
Walt Disney Co.                                                    1,644,620             27,991,433
---------------------------------------------------------------------------------------------------
                                                                                       $129,513,105
---------------------------------------------------------------------------------------------------
Financial Institutions - 1.2%
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                   1,452,300            $77,117,130
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                      367,200             23,996,520
---------------------------------------------------------------------------------------------------
                                                                                       $101,113,650
---------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverage Products - 1.7%
---------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                         3,364,785            $36,339,678
---------------------------------------------------------------------------------------------------
Del Monte Foods Co.*                                                 341,884              2,550,454
---------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                     367,000             10,716,400
---------------------------------------------------------------------------------------------------
Interstate Bakeries Corp.                                            100,000              1,050,000
---------------------------------------------------------------------------------------------------
Kellogg Co.                                                        1,809,500             55,461,175
---------------------------------------------------------------------------------------------------
McCormick & Co., Inc.                                                130,000              3,138,200
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        800,290             32,011,600
---------------------------------------------------------------------------------------------------
The J.M. Smucker Co.                                                   5,778                202,057
---------------------------------------------------------------------------------------------------
                                                                                       $141,469,564
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
---------------------------------------------------------------------------------------------------
Bowater, Inc.                                                        802,300            $29,805,445
---------------------------------------------------------------------------------------------------
International Paper Co.                                            1,305,600             44,129,280
---------------------------------------------------------------------------------------------------
                                                                                        $73,934,725
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
---------------------------------------------------------------------------------------------------
Argosy Gaming Corp.*                                                  80,000             $1,598,400
---------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                1,869,080             21,700,019
---------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                    130,000              3,802,500
---------------------------------------------------------------------------------------------------
                                                                                        $27,100,919
---------------------------------------------------------------------------------------------------
Industrial
---------------------------------------------------------------------------------------------------
Rockwell Automation Corp.                                            130,000             $2,691,000
---------------------------------------------------------------------------------------------------

Industrial Gases - 0.4%
---------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        678,040            $38,207,554
---------------------------------------------------------------------------------------------------

Insurance - 2.7%
---------------------------------------------------------------------------------------------------
Allstate Corp.                                                     1,739,100            $57,685,947
---------------------------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                            140,000              3,437,000
---------------------------------------------------------------------------------------------------
Chubb Corp.                                                          654,700             29,016,304
---------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                            1,251,685             44,171,964
---------------------------------------------------------------------------------------------------
MetLife, Inc.                                                      1,241,350             32,746,813
---------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., "A"                             283,400              6,906,458
---------------------------------------------------------------------------------------------------
Safeco Corp.                                                         279,900              9,788,103
---------------------------------------------------------------------------------------------------
The St. Paul Cos., Inc.                                              372,000             11,829,600
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                             2,428,073             34,211,548
---------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                  100,000                980,000
---------------------------------------------------------------------------------------------------
                                                                                       $230,773,737
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                    243,181            $11,964,505
---------------------------------------------------------------------------------------------------
Deere & Co.                                                        1,369,400             53,762,644
---------------------------------------------------------------------------------------------------
                                                                                        $65,727,149
---------------------------------------------------------------------------------------------------
Medical & Health Products - 0.3%
---------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                               60,000             $3,150,000
---------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                          100,000              1,458,000
---------------------------------------------------------------------------------------------------
Baxter International, Inc.                                           711,500             13,262,360
---------------------------------------------------------------------------------------------------
Constar International, Inc.                                          120,000                760,920
---------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                          41,400              1,440,306
---------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.*                                     100,000              1,745,000
---------------------------------------------------------------------------------------------------
Waters Corp.*                                                        237,200              5,019,152
---------------------------------------------------------------------------------------------------
                                                                                        $26,835,738
---------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 0.1%
---------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                        100,000             $2,336,000
---------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"*                              90,000              1,710,000
---------------------------------------------------------------------------------------------------
Renal Care Group, Inc.*                                              105,000              3,273,900
---------------------------------------------------------------------------------------------------
Universal Health Services, Inc., "B"                                  45,000              1,834,650
---------------------------------------------------------------------------------------------------
                                                                                         $9,154,550
---------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
---------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                        2,976,700            $57,688,446
---------------------------------------------------------------------------------------------------
Phelps Dodge Corp.*                                                  956,100             31,054,128
---------------------------------------------------------------------------------------------------
                                                                                        $88,742,574
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
---------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                   67,500             $1,595,025
---------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                            155,100              5,817,801
---------------------------------------------------------------------------------------------------
Keyspan Corp.                                                        205,100              6,614,475
---------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                              1,172,000             25,631,640
---------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                   333,400              8,831,766
---------------------------------------------------------------------------------------------------
                                                                                        $48,490,707
---------------------------------------------------------------------------------------------------
Oil Services - 2.6%
---------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                   283,800             $8,494,134
---------------------------------------------------------------------------------------------------
BJ Services Co.*                                                     537,600             18,488,064
---------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                457,750             22,663,203
---------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                1,419,600             29,314,740
---------------------------------------------------------------------------------------------------
Noble Corp.*                                                       2,162,000             67,930,040
---------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                  1,810,835             68,829,838
---------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            65,000              2,289,950
---------------------------------------------------------------------------------------------------
                                                                                       $218,009,969
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.4%
---------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                            225,500             $8,481,055
---------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                              72,500              1,531,925
---------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      981,800             56,109,870
---------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                468,200             27,094,734
---------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                    632,400             34,642,872
---------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       3,508,500            109,324,860
---------------------------------------------------------------------------------------------------
Schering Plough Corp.                                              2,774,900             49,476,467
---------------------------------------------------------------------------------------------------
                                                                                       $286,661,783
---------------------------------------------------------------------------------------------------
Photographic Products - 0.1%
---------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                    372,000            $11,011,200
---------------------------------------------------------------------------------------------------

Printing & Publishing - 1.3%
---------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.*                                               50,000             $1,912,500
---------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                    685,600             48,286,808
---------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           80,000              2,348,000
---------------------------------------------------------------------------------------------------
Meredith Corp.                                                        35,000              1,336,300
---------------------------------------------------------------------------------------------------
New York Times Co., "A"                                              469,400             20,254,610
---------------------------------------------------------------------------------------------------
Tribune Co.                                                          735,600             33,109,356
---------------------------------------------------------------------------------------------------
                                                                                       $107,247,574
---------------------------------------------------------------------------------------------------
Railroads - 0.5%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Railway Co.                             909,300            $22,641,570
---------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                               802,100             14,886,976
---------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                  142,500              7,837,500
---------------------------------------------------------------------------------------------------
                                                                                        $45,366,046
---------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.7%
---------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                               23,400               $886,860
---------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                             353,000              8,948,550
---------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                       593,300             15,099,485
---------------------------------------------------------------------------------------------------
Equity Residential Properties Trust                                  661,400             15,919,898
---------------------------------------------------------------------------------------------------
Healthcare Realty Trust                                               64,200              1,567,764
---------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                          79,000              2,413,450
---------------------------------------------------------------------------------------------------
Istar Financial, Inc.                                                100,000              2,917,000
---------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                        587,300             13,971,867
---------------------------------------------------------------------------------------------------
                                                                                        $61,724,874
---------------------------------------------------------------------------------------------------
Restaurants & Lodging - 0.3%
---------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.*                                              60,000             $1,632,600
---------------------------------------------------------------------------------------------------
McDonald's Corp.                                                   1,087,100             15,719,466
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              55,000              1,945,900
---------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                           85,000              2,338,350
---------------------------------------------------------------------------------------------------
                                                                                        $21,636,316
---------------------------------------------------------------------------------------------------
Retail - 1.7%
---------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.*                                           167,600             $1,893,880
---------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.*                                    40,000              1,120,800
---------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                    100,000              1,070,000
---------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                   1,360,310             33,137,152
---------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                 836,200             10,761,894
---------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.*                                               85,000              1,727,200
---------------------------------------------------------------------------------------------------
May Department Stores Co.                                            473,500              9,417,915
---------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                 140,000              2,220,400
---------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                               3,042,075             73,466,111
---------------------------------------------------------------------------------------------------
Target Corp.                                                         443,400             12,973,884
---------------------------------------------------------------------------------------------------
                                                                                       $147,789,236
---------------------------------------------------------------------------------------------------
Special Products & Services
---------------------------------------------------------------------------------------------------
3M Co.                                                                31,500             $4,095,945
---------------------------------------------------------------------------------------------------

Supermarkets - 0.7%
---------------------------------------------------------------------------------------------------
Kroger Co.*                                                        4,012,010            $52,757,931
---------------------------------------------------------------------------------------------------
Safeway, Inc.*                                                       482,700              9,137,511
---------------------------------------------------------------------------------------------------
                                                                                        $61,895,442
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
---------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                      9,301,626            $61,390,732
---------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                       916,650             37,500,151
---------------------------------------------------------------------------------------------------
                                                                                        $98,890,883
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.4%
---------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*                                 820,100            $12,416,314
---------------------------------------------------------------------------------------------------
Motorola, Inc.                                                     2,680,000             22,136,800
---------------------------------------------------------------------------------------------------
                                                                                        $34,553,114
---------------------------------------------------------------------------------------------------
Tobacco
---------------------------------------------------------------------------------------------------
Loews Corp. - Carolina Group                                          90,000             $1,665,000
---------------------------------------------------------------------------------------------------

Trucking
---------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                           60,000               $960,000
---------------------------------------------------------------------------------------------------
Yellow Corp.*                                                         80,000              1,930,400
---------------------------------------------------------------------------------------------------
                                                                                         $2,890,400
---------------------------------------------------------------------------------------------------
Utilities - Electric - 2.2%
---------------------------------------------------------------------------------------------------
Calpine Corp.*                                                     7,277,065            $24,014,314
---------------------------------------------------------------------------------------------------
DQE, Inc.                                                            221,400              2,698,866
---------------------------------------------------------------------------------------------------
DTE Energy Co.                                                        30,000              1,159,500
---------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                    628,200              9,134,028
---------------------------------------------------------------------------------------------------
Energy East Corp.                                                    481,900              8,577,820
---------------------------------------------------------------------------------------------------
Entergy Corp.                                                        244,400             11,767,860
---------------------------------------------------------------------------------------------------
Exelon Corp.                                                         188,000              9,477,080
---------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                      320,800             18,904,744
---------------------------------------------------------------------------------------------------
NiSource, Inc.                                                     1,765,630             32,134,466
---------------------------------------------------------------------------------------------------
NSTAR Co.                                                            355,600             14,231,112
---------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                           80,200              2,665,848
---------------------------------------------------------------------------------------------------
PPL Corp.                                                             98,860              3,520,405
---------------------------------------------------------------------------------------------------
Reliant Resources, Inc.*                                             300,000              1,068,000
---------------------------------------------------------------------------------------------------
TXU Corp.                                                          2,594,600             46,313,610
---------------------------------------------------------------------------------------------------
                                                                                       $185,667,653
---------------------------------------------------------------------------------------------------
Utilities - Telephone - 2.6%
---------------------------------------------------------------------------------------------------
AT&T Corp.                                                         2,763,220            $44,764,164
---------------------------------------------------------------------------------------------------
BellSouth Corp.                                                    3,011,500             65,259,205
---------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.*                             75,000              2,911,500
---------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                           1,933,048             38,776,943
---------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                       1,959,694             69,275,183
---------------------------------------------------------------------------------------------------
                                                                                       $220,986,995
---------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $4,155,468,956
---------------------------------------------------------------------------------------------------

Foreign Stocks - 3.0%
---------------------------------------------------------------------------------------------------
Australia
---------------------------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd. (Mining)                            781,900             $4,386,271
---------------------------------------------------------------------------------------------------

Bermuda - 0.1%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                             191,600             $2,969,800
---------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                 110,000              3,184,500
---------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (Insurance)                                      33,000              2,335,740
---------------------------------------------------------------------------------------------------
                                                                                         $8,490,040
---------------------------------------------------------------------------------------------------
Canada - 0.2%
---------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (Forest & Paper Products)                 370,000             $2,571,500
---------------------------------------------------------------------------------------------------
Alcan, Inc. (Metals & Mining)                                        303,200              8,459,280
---------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                             92,927              3,977,276
---------------------------------------------------------------------------------------------------
Manitoba Telecom Services (Utilities - Telephones)                    27,300                680,038
---------------------------------------------------------------------------------------------------
                                                                                        $15,688,094
---------------------------------------------------------------------------------------------------
France - 0.1%
---------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Energy - Integrated)                           173,400            $10,971,018
---------------------------------------------------------------------------------------------------

Netherlands - 0.1%
---------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Chemicals)                                          439,000             $8,717,656
---------------------------------------------------------------------------------------------------

Switzerland - 0.6%
---------------------------------------------------------------------------------------------------
Novartis AG (Biotechnology)                                          740,100            $27,371,614
---------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                              547,500             24,921,303
---------------------------------------------------------------------------------------------------
                                                                                        $52,292,917
---------------------------------------------------------------------------------------------------
United Kingdom - 1.9%
---------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Energy - Integrated)                            2,191,271            $84,561,148
---------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)*                               789,700              8,093,131
---------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                          6,338,700             45,242,682
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)              898,257            $16,366,242
---------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                               130,000              3,601,000
---------------------------------------------------------------------------------------------------
                                                                                       $157,864,203
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $258,410,199
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $4,754,002,777)                                       $4,413,879,155
---------------------------------------------------------------------------------------------------

Bonds - 40.2%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Bonds - 38.8%
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
---------------------------------------------------------------------------------------------------
Clear Channel Communications, 7.25s, 2003                             $5,012             $5,118,310
---------------------------------------------------------------------------------------------------

Aerospace - 0.4%
---------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4s, 2011##                              $9,873            $10,272,185
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75s, 2031                                   12,400             15,199,213
---------------------------------------------------------------------------------------------------
Raytheon Co., 6.15s, 2008                                              9,858             10,797,714
---------------------------------------------------------------------------------------------------
                                                                                        $36,269,112
---------------------------------------------------------------------------------------------------
Airlines
---------------------------------------------------------------------------------------------------
Jet Equipment Trust, 11.44s, 2014##**                                 $4,700                   $470
---------------------------------------------------------------------------------------------------

Automotive - 0.1%
---------------------------------------------------------------------------------------------------
General Motors Corp., 6.875s, 2011                                    $8,701             $8,597,763
---------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 1.6%
---------------------------------------------------------------------------------------------------
Abbey National Capital, 8.963s, 2049                                  $9,960            $12,498,933
---------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4s, 2011                                     25,548             30,437,632
---------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25s, 2010                                          18,039             21,372,120
---------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, 5.75s, 2007                            5,083              5,474,249
---------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, 4.625s, 2008                          28,860             29,803,433
---------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44s, 2049##                                    5,000              5,836,315
---------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25s, 2008                               9,579              9,652,758
---------------------------------------------------------------------------------------------------
Socgen Real Estate Co., 7.64s, 2049##                                 15,307             17,083,102
---------------------------------------------------------------------------------------------------
Wells Fargo Bank Corp., 6.45s, 2011                                      780                892,594
---------------------------------------------------------------------------------------------------
                                                                                       $133,051,136
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.6%
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75s, 2010                                $17,522            $20,482,727
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.125s, 2012                                 1,810              2,058,300
---------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65s, 2027                         23,129             25,117,122
---------------------------------------------------------------------------------------------------
                                                                                        $47,658,149
---------------------------------------------------------------------------------------------------
Brokerage - 0.5%
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7s, 2012                                $12,635            $13,321,333
---------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75s, 2005                            6,149              6,748,128
---------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25s, 2007                            8,368              9,910,189
---------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.1s, 2006                                14,941             16,341,151
---------------------------------------------------------------------------------------------------
                                                                                        $46,320,801
---------------------------------------------------------------------------------------------------
Building - 0.1%
---------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95s, 2012                                        $8,021             $9,113,428
---------------------------------------------------------------------------------------------------

Chemicals - 0.1%
---------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75s, 2008                                         $7,310             $7,661,458
---------------------------------------------------------------------------------------------------

Conglomerates - 0.1%
---------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2s, 2012                                          $7,519             $8,026,728
---------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.2%
---------------------------------------------------------------------------------------------------
Cendant Corp., 6.875s, 2006                                          $11,036            $11,829,919
---------------------------------------------------------------------------------------------------
Cendant Corp., 6.25s, 2008                                             3,215              3,316,105
---------------------------------------------------------------------------------------------------
                                                                                        $15,146,024
---------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 2.9%
---------------------------------------------------------------------------------------------------
American Airlines Pass-Through Trust, 6.855s, 2010                    $3,774             $3,038,343
---------------------------------------------------------------------------------------------------
Banamex Credit Card Merchant Voucher, 6.25s, 2003##                      964                966,134
---------------------------------------------------------------------------------------------------
BCF LLC, 7.75s, 2026##                                                 2,854              2,276,282
---------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8s, 2008                                                             9,428             10,319,364
---------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79s, 2009                           17,762             18,760,677
---------------------------------------------------------------------------------------------------
Certificates Funding Corp., 6.716s, 2004                              22,232             23,392,514
---------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39s, 2030               10,029             11,300,180
---------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543s, 2032               2,982              3,356,696
---------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust, 6s, 2017                                 7,768              7,990,548
---------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65s, 2008                      17,900             19,494,446
---------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 6.648s, 2019           $7,604             $6,187,987
---------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 7.256s, 2020            5,376              4,401,989
---------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89s, 2009                                1,909              1,909,000
---------------------------------------------------------------------------------------------------
Criimi Mae Commercial Mortgage Trust, 7s, 2033                         5,500              6,043,042
---------------------------------------------------------------------------------------------------
Criimi Mae Corp., 6.701s, 2030##                                       4,350              4,561,641
---------------------------------------------------------------------------------------------------
CWMBS, Inc. Pass-Through Trust, 8s, 2030                              17,960             18,610,662
---------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, 6.06s, 2030                           9,972             10,585,628
---------------------------------------------------------------------------------------------------
Independant National Mortgage Corp., 7s, 2026                          6,903              6,948,650
---------------------------------------------------------------------------------------------------
Morgan (JP) Commercial Mortgage Finance Corp.,
6.613s, 2030                                                           4,018              4,524,465
---------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.3457s, 2030##                      377,588             11,741,367
---------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 2.858s, 2013##                    10,169             10,174,866
---------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337s, 2031                           9,120             10,214,106
---------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 6.75s, 2028                         19,060             19,530,669
---------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7s, 2028                             6,679              6,854,317
---------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., 6s, 2016                7,312              7,505,146
---------------------------------------------------------------------------------------------------
Summit Acceptance Auto Investment LLC, 7.51s, 2007                     5,523              5,664,514
---------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, 6s, 2017                 7,541              7,960,008
---------------------------------------------------------------------------------------------------
                                                                                       $244,313,241
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
---------------------------------------------------------------------------------------------------
Devon Financing Corp. ULC, 6.875s, 2011                              $14,722            $16,754,828
---------------------------------------------------------------------------------------------------

Energy - Integrated - 0.1%
---------------------------------------------------------------------------------------------------
Phillips Petroleum Co., 8.5s, 2005                                    $6,703             $7,597,804
---------------------------------------------------------------------------------------------------

Entertainment - 0.4%
---------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.15s, 2007                                    $3,306             $3,505,629
---------------------------------------------------------------------------------------------------
Disney (Walt) Co., 6.75s, 2006                                         3,127              3,446,079
---------------------------------------------------------------------------------------------------
News America, Inc., 6.703s, 2004                                      12,847             13,430,948
---------------------------------------------------------------------------------------------------
News America, Inc., 6.55s, 2033##                                      1,675              1,613,301
---------------------------------------------------------------------------------------------------
Time Warner, Inc., 10.15s, 2012                                        3,471              4,458,381
---------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875s, 2018                                        3,863              3,943,714
---------------------------------------------------------------------------------------------------
Turner Broadcasting Systems, Inc., 8.375s, 2013                          825                941,057
---------------------------------------------------------------------------------------------------
                                                                                        $31,339,109
---------------------------------------------------------------------------------------------------
Financial Institutions - 0.8%
---------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5s, 2012                                      $7,847             $8,127,907
---------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85s, 2004                              9,733             10,310,167
---------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.5s, 2005                                      3,701              3,759,765
---------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375s, 2009                                    2,228              2,106,458
---------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.45s, 2031                                    17,804             13,626,950
---------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.36s, 2004                          15,046             15,468,296
---------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 3.898s, 2013                          3,808              3,807,772
---------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8s, 2031                              5,883              5,728,071
---------------------------------------------------------------------------------------------------
SLM Corp., 5.375s, 2013                                                8,652              9,014,856
---------------------------------------------------------------------------------------------------
                                                                                        $71,950,242
---------------------------------------------------------------------------------------------------
Financial Services - 0.3%
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5s, 2005                           $12,300            $13,714,672
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75s, 2007                            3,073              3,711,855
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85s, 2007                            3,572              4,272,098
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75s, 2032                            2,976              3,340,828
---------------------------------------------------------------------------------------------------
                                                                                        $25,039,453
---------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverage Products - 0.2%
---------------------------------------------------------------------------------------------------
Kellogg Co., 6s, 2006                                                 $7,855             $8,623,675
---------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25s, 2011                                         5,999              6,769,985
---------------------------------------------------------------------------------------------------
                                                                                        $15,393,660
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
---------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8s, 2032                                        $2,705             $2,803,549
---------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75s, 2012                                          9,061              9,933,574
---------------------------------------------------------------------------------------------------
                                                                                        $12,737,123
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
---------------------------------------------------------------------------------------------------
Harrah's Operating, Inc., 7.125s, 2007                                $5,634             $6,168,937
---------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                           7,654              8,457,670
---------------------------------------------------------------------------------------------------
                                                                                        $14,626,607
---------------------------------------------------------------------------------------------------
Insurance - 0.5%
---------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, Inc., 7.6s, 2005##               $10,863            $12,132,776
---------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional, Inc., 5.75s, 2009                        9,589             10,323,757
---------------------------------------------------------------------------------------------------
Metlife, Inc., 6.5s, 2032                                              8,745              9,281,899
---------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6s, 2008                                   7,538              8,380,583
---------------------------------------------------------------------------------------------------
Safeco Corp., 4.875s, 2010                                            $1,490             $1,516,444
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375s, 2033##                      3,800              3,757,201
---------------------------------------------------------------------------------------------------
                                                                                        $45,392,660
---------------------------------------------------------------------------------------------------
Medical & Health Products - 0.1%
---------------------------------------------------------------------------------------------------
The Healthcare Co., 8.75s, 2010                                       $2,760             $3,241,540
---------------------------------------------------------------------------------------------------
Wyeth Corp., 5.25s, 2013                                               5,425              5,546,694
---------------------------------------------------------------------------------------------------
                                                                                         $8,788,234
---------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 0.2%
---------------------------------------------------------------------------------------------------
HCA, Inc., 6.95s, 2012                                               $10,107            $10,829,347
---------------------------------------------------------------------------------------------------
HCA, Inc., 6.25s, 2013                                                 2,983              3,032,936
---------------------------------------------------------------------------------------------------
                                                                                        $13,862,283
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
---------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 6.75s, 2011                           $12,006            $13,304,821
---------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.75s, 2032                             4,181              4,877,003
---------------------------------------------------------------------------------------------------
                                                                                        $18,181,824
---------------------------------------------------------------------------------------------------
Oils
---------------------------------------------------------------------------------------------------
Oryx Energy Co., 8s, 2003                                             $2,000             $2,068,454
---------------------------------------------------------------------------------------------------

Pollution Control - 0.2%
---------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7s, 2004                                    $5,323             $5,620,561
---------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375s, 2010                                  13,178             14,880,215
---------------------------------------------------------------------------------------------------
                                                                                        $20,500,776
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
---------------------------------------------------------------------------------------------------
Belo Corp., 7.75s, 2027                                               $5,143             $5,824,638
---------------------------------------------------------------------------------------------------

Railroads - 0.1%
---------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.34s, 2003                                      $7,211             $7,409,180
---------------------------------------------------------------------------------------------------

Real Estate - 0.6%
---------------------------------------------------------------------------------------------------
EOP Operating Limited Partnership, 6.8s, 2009                         $9,325            $10,372,449
---------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6s, 2012                                           1,750              1,855,527
---------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6.75s, 2004                               19,846             20,612,294
---------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625s, 2007                                    15,542             16,021,300
---------------------------------------------------------------------------------------------------
                                                                                        $48,861,570
---------------------------------------------------------------------------------------------------
Retail - 0.1%
---------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 8.5s, 2003                         $8,997             $9,119,377
---------------------------------------------------------------------------------------------------

Telecommunications - 0.1%
---------------------------------------------------------------------------------------------------
ALLTEL Corp., 7.875s, 2032                                            $5,511             $6,784,261
---------------------------------------------------------------------------------------------------

Telecommunications - Wireless
---------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35s, 2006                             $3,877             $4,264,972
---------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                               625                668,104
---------------------------------------------------------------------------------------------------
                                                                                         $4,933,076
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.4%
---------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5s, 2006                               $4,415             $4,992,676
---------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625s, 2008                             14,278             16,611,554
---------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875s, 2028                                     1,712              1,498,000
---------------------------------------------------------------------------------------------------
Sprint Corp (PCS Group), 9.5s, 2003                                    6,806              6,806,000
---------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65s, 2006                   5,862              6,269,872
---------------------------------------------------------------------------------------------------
                                                                                        $36,178,102
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 18.2%
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.5s, 2013                         $81,425            $82,702,396
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2018                            33,300             34,122,110
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2006 - 2033                   76,558             79,665,461
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2011                             8,500              9,683,940
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.5s, 2015                             367                388,074
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.08s, 2031                          13,932             13,957,078
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.25s, 2007                         128,370            140,932,031
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2016 - 2033                   250,420            258,710,611
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.722s, 2009                         16,001             17,481,606
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2016 - 2033                     337,804            352,007,883
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2031 - 2032                   340,224            355,161,443
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.625s, 2009 - 2010                  56,085             66,104,426
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.125s, 2005                         50,000             55,120,650
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2030 - 2032                    37,285             39,744,369
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2028                        27,385             28,833,100
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2023 - 2028                  2,142              2,295,871
---------------------------------------------------------------------------------------------------
Small Business Administration, 8.8s, 2011                                120                130,161
---------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., 5s, 2004                                13,045             13,665,629
---------------------------------------------------------------------------------------------------
                                                                                     $1,550,706,839
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 7.2%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375s, 2031                                    $42,600            $46,081,229
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25s, 2023                                     104,023            122,267,698
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 11.875s, 2003                                    40,000             42,637,520
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2s, 2004                                        105,178            106,233,882
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2012                                         49,749             54,133,171
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5s, 2006                                        6,984              7,278,089
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4s, 2012                                          2,727              2,766,414
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2010                                      31,511             36,848,536
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2007 - 2012                              52,647             56,188,324
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875s, 2012                                     32,395             35,172,612
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5s, 2009                                        7,072              8,005,999
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75s, 2005                                      75,000             83,077,125
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875s, 2006                                      9,757             11,170,624
---------------------------------------------------------------------------------------------------
                                                                                       $611,861,223
---------------------------------------------------------------------------------------------------
Utilities - Electric - 1.5%
---------------------------------------------------------------------------------------------------
Cleveland Electric Illuminating Co., 9s, 2023                         $8,396             $8,860,425
---------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 7.6s, 2003                                   3,746              3,803,718
---------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05s, 2011                                            6,952              7,960,485
---------------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2s, 2004                                  5,533              5,770,759
---------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95s, 2011                                 3,725              4,154,522
---------------------------------------------------------------------------------------------------
Firstenergy Corp., 6.45s, 2011                                         6,229              6,585,224
---------------------------------------------------------------------------------------------------
GGIB Funding Corp., 7.43s, 2011                                        3,256              3,441,586
---------------------------------------------------------------------------------------------------
Gulf States Utilities Co., 8.25s, 2004                                 2,781              2,950,972
---------------------------------------------------------------------------------------------------
Midamerican Energy Holdings Co., 5.875s, 2012                          2,667              2,766,066
---------------------------------------------------------------------------------------------------
Midamerican Funding LLC, 6.927s, 2029                                 12,485             13,083,331
---------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75s, 2006                               14,960             16,945,731
---------------------------------------------------------------------------------------------------
Northeast Utilities LLC, 8.58s, 2006                                   4,896              5,494,179
---------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7s, 2032                                 13,303             14,555,650
---------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95s, 2012                                            4,742              5,248,085
---------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625s, 2031                                           9,549             11,720,977
---------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875s, 2004                                        5,783              6,141,049
---------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 7s, 2013##                                         3,390              3,420,883
---------------------------------------------------------------------------------------------------
Waterford 3 Funding Entergy Corp., 8.09s, 2017                         7,834              8,438,218
---------------------------------------------------------------------------------------------------
                                                                                       $131,341,860
---------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.3%
---------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.375s, 2012                            $6,983             $8,248,333
---------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875s, 2012                                  13,976             16,079,444
---------------------------------------------------------------------------------------------------
                                                                                        $24,327,777
---------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                     $3,302,857,580
---------------------------------------------------------------------------------------------------

Foreign Bonds - 1.4%
---------------------------------------------------------------------------------------------------
Canada - 0.2%
---------------------------------------------------------------------------------------------------
Hydro Quebec, 6.3s, 2011 (Energy)                                    $16,520            $18,902,415
---------------------------------------------------------------------------------------------------

France - 0.1%
---------------------------------------------------------------------------------------------------
France Telecom S.A., 9.25s, 2011 (Telecommunications -
Wireline)                                                             $4,975             $5,980,099
---------------------------------------------------------------------------------------------------

Germany - 0.2%
---------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 4.25s, 2005
(Financial Institutions)                                             $19,905            $20,914,582
---------------------------------------------------------------------------------------------------

Italy - 0.3%
---------------------------------------------------------------------------------------------------
Republic of Italy, 4.625s, 2005                                      $14,395            $15,198,515
---------------------------------------------------------------------------------------------------
Unicredito Italiano Capital Trust, 9.2s, 2049 (Banks &
Credit Cos.)##                                                        11,444             14,240,204
---------------------------------------------------------------------------------------------------
                                                                                        $29,438,719
---------------------------------------------------------------------------------------------------
Mexico - 0.3%
---------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010 (Energy
- Independent)                                                       $10,769            $12,492,040
---------------------------------------------------------------------------------------------------
United Mexican States, 11.375s, 2016                                   3,013              4,139,862
---------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                    3,155              3,393,202
---------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                     3,000              4,155,000
---------------------------------------------------------------------------------------------------
                                                                                        $24,180,104
---------------------------------------------------------------------------------------------------
Netherlands
---------------------------------------------------------------------------------------------------
Deutsche Telekom N.V., 8.75s, 2030 (Telecommunications -
Wireline)                                                             $3,708             $4,400,106
---------------------------------------------------------------------------------------------------

Norway - 0.1%
---------------------------------------------------------------------------------------------------
Union Bank of Norway, 7.35s, 2049 (Banks &
Credit Cos.)##                                                        $4,873             $4,938,006
---------------------------------------------------------------------------------------------------

Singapore - 0.1%
---------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049 (Banks &
Credit Cos.)##                                                        $7,327             $8,297,864
---------------------------------------------------------------------------------------------------

United Kingdom - 0.1%
---------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86s, 2049 (Banks & Credit Cos.)##                $4,948             $5,187,775
---------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                    $122,239,670
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $3,296,814,728)                                        $3,425,097,250
---------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.4%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------

U.S. Stocks - 1.3%
---------------------------------------------------------------------------------------------------
Aerospace - 0.1%
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.25s                                         48,700             $4,833,475
---------------------------------------------------------------------------------------------------

Automotive - 0.1%
---------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5s                                 60,000             $2,138,400
---------------------------------------------------------------------------------------------------
General Motors Corp., 5.25s,                                         188,500              4,278,950
---------------------------------------------------------------------------------------------------
                                                                                         $6,417,350
---------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 0.1%
---------------------------------------------------------------------------------------------------
Capital One Financial Corp., 6.25s                                    31,000               $900,550
---------------------------------------------------------------------------------------------------
New York Community Capital Trust V, 6s                                50,000              2,606,250
---------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 7.5s                                         40,000              3,082,000
---------------------------------------------------------------------------------------------------
State Street Corp., 6.75s*                                             5,900              1,045,775
---------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust, 5.375s##                             40,000              2,102,400
---------------------------------------------------------------------------------------------------
                                                                                         $9,736,975
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV
---------------------------------------------------------------------------------------------------
Comcast Corp., 2s                                                     27,700                 $6,925
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75s                                       17,600                567,600
---------------------------------------------------------------------------------------------------
Equity Securities Trust I, 6.5s                                       34,700                762,359
---------------------------------------------------------------------------------------------------
                                                                                         $1,336,884
---------------------------------------------------------------------------------------------------
Business Machines
---------------------------------------------------------------------------------------------------
Xerox Capital Trust II, 7.5s##                                        40,000             $2,515,000
---------------------------------------------------------------------------------------------------

Computer Software - Systems
---------------------------------------------------------------------------------------------------
Electronic Data Systems Corp., 7.625s                                 60,000             $1,200,600
---------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.1%
---------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25s                                       80,400             $3,728,550
---------------------------------------------------------------------------------------------------

Containers
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75s                                          117,600             $2,710,680
---------------------------------------------------------------------------------------------------

Energy - Independent
---------------------------------------------------------------------------------------------------
Kerr McGee Corp., 5.5s                                                59,800             $2,608,775
---------------------------------------------------------------------------------------------------

Insurance - 0.3%
---------------------------------------------------------------------------------------------------
Chubb Corp., 7s                                                      259,700             $5,557,580
---------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 6s                          203,000              8,448,860
---------------------------------------------------------------------------------------------------
Metlife Capital Trust I, 8s                                           30,000              2,409,600
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.5s                              347,160              7,776,384
---------------------------------------------------------------------------------------------------
                                                                                        $24,192,424
---------------------------------------------------------------------------------------------------
Medical & Health Products
---------------------------------------------------------------------------------------------------
Baxter International, Inc., 7s                                        52,600             $2,025,626
---------------------------------------------------------------------------------------------------

Medical & Health Technology Services
---------------------------------------------------------------------------------------------------
Anthem, Inc., 6s                                                       3,140               $256,852
---------------------------------------------------------------------------------------------------
Express Scripts Automatic Trust, 7s                                   12,500              1,202,625
---------------------------------------------------------------------------------------------------
                                                                                         $1,459,477
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline
---------------------------------------------------------------------------------------------------
El Paso Corp., 9s                                                     25,200               $660,240
---------------------------------------------------------------------------------------------------
El Paso Energy Capital Trust I, 4.75s                                 40,000                896,800
---------------------------------------------------------------------------------------------------
Keyspan Corp., 8.75s                                                  19,430                943,326
---------------------------------------------------------------------------------------------------
                                                                                         $2,500,366
---------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------
EVI, Inc., 5s                                                         70,000             $3,526,250
---------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 7.25s                                          60,000              1,618,800
---------------------------------------------------------------------------------------------------
                                                                                         $5,145,050
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
---------------------------------------------------------------------------------------------------
Tribune Co., 2s                                                       50,000             $3,668,750
---------------------------------------------------------------------------------------------------

Retail
---------------------------------------------------------------------------------------------------
Toys R Us, Inc., 6.25s                                                48,900             $1,493,406
---------------------------------------------------------------------------------------------------

Telecommunications
---------------------------------------------------------------------------------------------------
ALLTEL Corp., 7.75s                                                   30,000             $1,410,300
---------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.2%
---------------------------------------------------------------------------------------------------
Motorola, Inc., 7s                                                   634,100            $18,743,996
---------------------------------------------------------------------------------------------------

Utilities - Electric - 0.2%
---------------------------------------------------------------------------------------------------
Calpine Capital Trust, 5.75s*                                         15,000               $369,375
---------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 9.5s                                        43,300              2,328,241
---------------------------------------------------------------------------------------------------
DTE Energy Co., 8.75s                                                 70,000              1,670,900
---------------------------------------------------------------------------------------------------
Duke Energy Co., 8s                                                  120,000              1,531,200
---------------------------------------------------------------------------------------------------
Duke Energy Co., 8.25s                                                75,000                945,000
---------------------------------------------------------------------------------------------------
TXU Corp., 8.125s                                                     56,000              1,589,840
---------------------------------------------------------------------------------------------------
TXU Corp., 8.75s                                                     190,800              5,309,964
---------------------------------------------------------------------------------------------------
                                                                                        $13,744,520
---------------------------------------------------------------------------------------------------
Utilities - Gas
---------------------------------------------------------------------------------------------------
Semco Energy, Inc., 11s                                              118,700               $383,401
---------------------------------------------------------------------------------------------------
Sempra Energy Trust, 8.5s                                             50,800              1,272,540
---------------------------------------------------------------------------------------------------
                                                                                         $1,655,941
---------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $111,128,145
---------------------------------------------------------------------------------------------------
Portfolio of Investments (unaudited) - continued

ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
Foreign Stocks - continued
---------------------------------------------------------------------------------------------------

Foreign Stocks - 0.1%
---------------------------------------------------------------------------------------------------
Australia
---------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd., 8s (Insurance)*##                           30,000             $1,680,000
---------------------------------------------------------------------------------------------------

Bermuda - 0.1%
---------------------------------------------------------------------------------------------------
Ace Ltd., 8.25s (Insurance)                                           38,000             $2,168,660
---------------------------------------------------------------------------------------------------
PartnerRe Ltd., 8s (Insurance)                                        40,000              2,064,000
---------------------------------------------------------------------------------------------------
                                                                                         $4,232,660
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $5,912,660
---------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $145,965,733)                                                        $117,040,805
---------------------------------------------------------------------------------------------------

Convertible Bonds - 1.6%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Bonds - continued
---------------------------------------------------------------------------------------------------

U.S. Bonds - 1.5%
---------------------------------------------------------------------------------------------------
Banks & Credit Cos.
---------------------------------------------------------------------------------------------------
GATX Corp., 7.5s, 2007                                                $1,000               $963,750
---------------------------------------------------------------------------------------------------
Navistar Financial Corp., 4.75s, 2009                                  1,500              1,207,500
---------------------------------------------------------------------------------------------------
                                                                                         $2,171,250
---------------------------------------------------------------------------------------------------
Biotechnology
---------------------------------------------------------------------------------------------------
Cephalon, Inc., 5.25s, 2006                                           $1,500             $1,441,875
---------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.1%
---------------------------------------------------------------------------------------------------
Charter Communications, Inc., 4.75s, 2006                             $1,000               $170,000
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 0.426s, 2020                                 6,500              3,103,750
---------------------------------------------------------------------------------------------------
Echostar Communications Corp., 4.875s, 2007                            1,990              1,927,812
---------------------------------------------------------------------------------------------------
Echostar Communications Corp., 5.75s, 2008                             2,000              2,030,000
---------------------------------------------------------------------------------------------------
                                                                                         $7,231,562
---------------------------------------------------------------------------------------------------
Business Services
---------------------------------------------------------------------------------------------------
SPX Corp., 0s, 2021##                                                   $710               $433,100
---------------------------------------------------------------------------------------------------

Computer Software
---------------------------------------------------------------------------------------------------
Computer Associates International, Inc., 5s, 2007##                   $2,000             $2,100,000
---------------------------------------------------------------------------------------------------

Computer Software - Systems
---------------------------------------------------------------------------------------------------
Acxiom Corp., 3.75s, 2009                                             $1,000             $1,200,000
---------------------------------------------------------------------------------------------------

Conglomerates - 0.1%
---------------------------------------------------------------------------------------------------
Loews Corp., 3.125s, 2007                                             $4,700             $4,312,250
---------------------------------------------------------------------------------------------------
Tyco International Group, Inc., 3.125s, 2023##                         2,960              2,634,400
---------------------------------------------------------------------------------------------------
Tyco International Ltd., 0s, 2020##                                    3,100              2,321,125
---------------------------------------------------------------------------------------------------
                                                                                         $9,267,775
---------------------------------------------------------------------------------------------------
Electronics - 0.4%
---------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5s, 2009                                       $1,290             $1,141,650
---------------------------------------------------------------------------------------------------
Agilent Technologies, Inc., 3s, 2021##                                 2,000              1,825,000
---------------------------------------------------------------------------------------------------
Analog Devices, Inc., 4.75s, 2005                                     17,181             17,352,810
---------------------------------------------------------------------------------------------------
ASM International, Inc., 5s, 2005##                                    2,000              1,855,000
---------------------------------------------------------------------------------------------------
Atmel Corp., 0s, 2018                                                  9,900              3,309,125
---------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp, 5s, 2008                                  $730               $677,075
---------------------------------------------------------------------------------------------------
LSI Logic Corp., 4s, 2006##                                            1,496              1,280,950
---------------------------------------------------------------------------------------------------
Photronics, Inc., 4.75s, 2006                                          1,000                885,000
---------------------------------------------------------------------------------------------------
Sandisk Corp., 4.5s, 2006##                                            2,000              2,490,000
---------------------------------------------------------------------------------------------------
SCI Systems, Inc., 3s, 2007                                            1,500              1,181,250
---------------------------------------------------------------------------------------------------
Solectron Corp., 0s, 2020                                              5,700              3,085,125
---------------------------------------------------------------------------------------------------
                                                                                        $35,082,985
---------------------------------------------------------------------------------------------------
Energy - Independent
---------------------------------------------------------------------------------------------------
Devon Energy Corp., 0s, 2020##                                        $3,300             $1,761,375
---------------------------------------------------------------------------------------------------
Kerr McGee Corp., 5.25s, 2010                                          1,280              1,356,800
---------------------------------------------------------------------------------------------------
                                                                                         $3,118,175
---------------------------------------------------------------------------------------------------
Engineering - Construction
---------------------------------------------------------------------------------------------------
Shaw Group, Inc., 0s, 2021                                            $1,650             $1,047,750
---------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverage Products
---------------------------------------------------------------------------------------------------
Bunge Limited Finance Corp., 3.75s, 2022##                            $1,820             $1,967,875
---------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 5.25s, 2009##                                      1,000                 87,500
---------------------------------------------------------------------------------------------------
                                                                                         $2,055,375
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
---------------------------------------------------------------------------------------------------
Carnival Corp, 2s, 2021                                               $1,500             $1,560,000
---------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 5s, 2006                                          9,305              8,921,169
---------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 0s, 2021                                 5,000              2,062,500
---------------------------------------------------------------------------------------------------
                                                                                        $12,543,669
---------------------------------------------------------------------------------------------------
Healthcare - Other
---------------------------------------------------------------------------------------------------
Pacificare Health Systems, Inc., 3s, 2032                             $2,000             $1,840,000
---------------------------------------------------------------------------------------------------

Insurance - 0.1%
---------------------------------------------------------------------------------------------------
Ohio Casualty Corp., 5s, 2022                                         $2,000             $1,948,220
---------------------------------------------------------------------------------------------------
PMI Group, Inc., 2.5s, 2021##                                          1,000              1,021,250
---------------------------------------------------------------------------------------------------
Swiss Re America Holdings, 3.25s, 2021##                               2,490              2,172,525
---------------------------------------------------------------------------------------------------
                                                                                         $5,141,995
---------------------------------------------------------------------------------------------------
Machinery & Tools
---------------------------------------------------------------------------------------------------
Navistar International Corp., 2.5s, 2007##                            $2,000             $2,031,260
---------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 0.1%
---------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 4.25s, 2008                           $1,000               $988,750
---------------------------------------------------------------------------------------------------
Health Management Associates, 0.25s, 2020                              3,500              2,305,625
---------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc., 5.25s, 2009                             1,900              1,860,822
---------------------------------------------------------------------------------------------------
WebMD Corp., 3.25s, 2007##                                               900              1,102,500
---------------------------------------------------------------------------------------------------
                                                                                         $6,257,697
---------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------
BJ Services Co., 0.3954s, 2022                                          $960               $799,200
---------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc., 0s, 2020##                            4,000              2,220,000
---------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc., 1.5s, 2031                            1,430              1,310,237
---------------------------------------------------------------------------------------------------
Global Marine, Inc., 0s, 2020                                          2,000              1,112,500
---------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc., 0s, 2020                                 1,700              1,047,625
---------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc., 1.5s, 2021                               2,000              1,880,000
---------------------------------------------------------------------------------------------------
                                                                                         $8,369,562
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Medics Pharmaceutical Corp., 2.5s, 2032                               $1,310             $1,568,725
---------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75s, 2023##                            2,940              2,980,425
---------------------------------------------------------------------------------------------------
                                                                                         $4,549,150
---------------------------------------------------------------------------------------------------
Precious Metals & Minerals
---------------------------------------------------------------------------------------------------
Freeport Mcmoran Copper & Gold, 8.25s, 2006##                         $1,500             $2,103,750
---------------------------------------------------------------------------------------------------

Printing & Publishing - 0.1%
---------------------------------------------------------------------------------------------------
Interpublic Group Cos., Inc., 4.5s, 2023##                            $2,970             $3,478,613
---------------------------------------------------------------------------------------------------
Lamar Advertising Co., 5.25s, 2006                                       996              1,002,225
---------------------------------------------------------------------------------------------------
                                                                                         $4,480,838
---------------------------------------------------------------------------------------------------
Restaurants & Lodging
---------------------------------------------------------------------------------------------------
Brinker International, Inc., 0s, 2021##                               $1,800             $1,221,750
---------------------------------------------------------------------------------------------------

Retail - 0.1%
---------------------------------------------------------------------------------------------------
Anntaylor Stores Corp., 0.55s, 2019##                                 $4,000             $2,520,000
---------------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75s, 2012##                                  2,000              1,587,500
---------------------------------------------------------------------------------------------------
                                                                                         $4,107,500
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless
---------------------------------------------------------------------------------------------------
American Tower Corp., 6.25s, 2009##                                   $1,790             $1,475,500
---------------------------------------------------------------------------------------------------

Telecommunications - Wireline
---------------------------------------------------------------------------------------------------
Adaptec, Inc., 3s, 2007##                                             $1,000               $862,500
---------------------------------------------------------------------------------------------------
McData Corp., 2.25s, 2010##                                            1,000              1,118,750
---------------------------------------------------------------------------------------------------
River Stone Network, 3.75s, 2006##                                     2,000              1,487,500
---------------------------------------------------------------------------------------------------
                                                                                         $3,468,750
---------------------------------------------------------------------------------------------------
Utilities - Electric
---------------------------------------------------------------------------------------------------
Calpine Corp., 4s, 2006                                               $1,000               $655,000
---------------------------------------------------------------------------------------------------
Mirant Corp., 5.75s, 2007                                              2,000              1,020,000
---------------------------------------------------------------------------------------------------
                                                                                         $1,675,000
---------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.1%
---------------------------------------------------------------------------------------------------
Centurytel, Inc., 4.75s, 2032                                           $895             $1,017,803
---------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 0s, 2021                                 5,500              3,224,375
---------------------------------------------------------------------------------------------------
                                                                                         $4,242,178
---------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $128,658,446
---------------------------------------------------------------------------------------------------

Foreign Bonds - 0.1%
---------------------------------------------------------------------------------------------------
Canada
---------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc., 0s, 2029 (Gaming & Lodging)                $4,982             $1,513,283
---------------------------------------------------------------------------------------------------

Hong Kong
---------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 2s, 2004
(Conglomerates)##                                                     $3,000             $2,994,300
---------------------------------------------------------------------------------------------------

Singapore
---------------------------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing, 2.5s, 2006
(Electronics)                                                         $2,000             $1,885,000
---------------------------------------------------------------------------------------------------

United Kingdom - 0.1%
---------------------------------------------------------------------------------------------------
Amdocs Ltd., 2s, 2008 (Computer Software)                             $4,000             $3,855,000
---------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                     $10,247,583
---------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $139,786,602)                                $138,906,029
---------------------------------------------------------------------------------------------------

Preferred Stock
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Stock
---------------------------------------------------------------------------------------------------
Utilities - Electric
---------------------------------------------------------------------------------------------------
CMS Energy Corp., 7.25s*
(Identified Cost, $2,000,000)                                         80,000               $742,400
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 2.7%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                     206,910,170           $206,910,170
---------------------------------------------------------------------------------------------------
UBS Warburg LLC                                                   21,735,000             21,735,000
---------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized
Cost                                                             228,645,170           $228,645,170
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.6%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 4/01/03                         $78,797            $78,797,000
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Bank, due 4/01/03                          26,936             26,936,000
---------------------------------------------------------------------------------------------------
Ford Motor Credit Corp., due 4/23/03                                   1,400              1,398,708
---------------------------------------------------------------------------------------------------
General Electric Co., due 4/01/03                                    103,149            103,149,000
---------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 4/07/03 - 4/21/03                57,100             57,069,616
---------------------------------------------------------------------------------------------------
Jupiter Section, due 4/28/03^                                        29,600             29,571,584
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., due 4/01/03                                 1,452              1,452,000
---------------------------------------------------------------------------------------------------
New Center Asset Trust, due 4/01/03                                  109,445            109,445,000
---------------------------------------------------------------------------------------------------
Preferred Receivables Funding, due 4/01/03^                          61,080             61,080,000
---------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 4/17/03 - 4/25/03^                     6,206              6,202,003
---------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $475,100,911
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $9,042,315,921)                                  $8,799,411,720
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.3)%                                                (276,503,472)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $8,522,908,248
---------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security - in default.
## SEC Rule 144A restriction.
 ^ 4(2) paper.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 3/31/03

ASSETS

Investments, at value, including $217,707,107
of securities on loan (identified cost, $9,042,315,921)     $8,799,411,720
---------------------------------------------------------------------------------------------------
Cash                                                                   331
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                 24,291,999
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                102,960,537
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                               48,212,900
---------------------------------------------------------------------------------------------------
Other assets                                                        93,773
---------------------------------------------------------------------------------------------------
Total assets                                                                         $8,974,971,260
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                          $20,680,545
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                              14,206,869
---------------------------------------------------------------------------------------------------
Payable for investments purchased                              186,161,698
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     228,645,170
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                   429,298
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 5,620
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   69,508
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                     414,220
---------------------------------------------------------------------------------------------------
  Program manager fee                                                   35
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                           1,450,049
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $452,063,012
---------------------------------------------------------------------------------------------------
Net assets                                                                           $8,522,908,248
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $9,247,213,777
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies               (242,872,688)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (452,129,027)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                         (29,303,814)
---------------------------------------------------------------------------------------------------
Total                                                                                $8,522,908,248
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               664,290,104
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                $4,855,218,631
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           378,557,527
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.83
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.83)                                                $13.47
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                $2,372,198,593
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           184,981,937
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.82
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $962,713,671
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            74,795,055
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.87
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $327,793,728
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            25,567,278
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $12.82
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                    $2,611,823
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               203,462
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $12.84
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                    $1,377,853
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               107,545
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $12.81
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.81)                                                $13.45
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                      $418,081
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                32,591
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.83
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                      $575,868
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                44,709
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.88
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A, and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDED 3/31/03

NET INVESTMENT LOSS
Income
--------------------------------------------------------------------------------------------------
  Interest                                                     $95,729,255
--------------------------------------------------------------------------------------------------
  Dividends                                                     56,524,399
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (284,978)
--------------------------------------------------------------------------------------------------
Total investment income                                                               $151,968,676
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                               $14,552,237
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                            55,285
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                4,188,180
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         8,297,206
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                        11,932,533
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                         4,718,231
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               582
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                          1,102
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                          1,131
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                          1,519
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     785
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                     285
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                     387
--------------------------------------------------------------------------------------------------
  Administrative fee                                               168,597
--------------------------------------------------------------------------------------------------
  Custodian fee                                                    844,525
--------------------------------------------------------------------------------------------------
  Printing                                                         148,358
--------------------------------------------------------------------------------------------------
  Postage                                                          305,144
--------------------------------------------------------------------------------------------------
  Auditing fees                                                     23,645
--------------------------------------------------------------------------------------------------
  Legal fees                                                        34,721
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                  2,413,925
--------------------------------------------------------------------------------------------------
Total expenses                                                 $47,688,378
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (150,670)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $47,537,708
--------------------------------------------------------------------------------------------------
Net investment income                                                                 $104,430,968
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                    $(179,528,249)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     19,712
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                         $(179,508,537)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
--------------------------------------------------------------------------------------------------
  Investments                                                 $210,109,011
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
    currencies                                                      13,454
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                           $210,122,465
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $30,613,928
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                $135,044,896
--------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                               SIX MONTHS                 YEAR
                                                                  ENDED                   ENDED
                                                                 3/31/03                 9/30/02
                                                               (UNAUDITED)

OPERATIONS
Net investment income                                          $104,430,968            $212,428,174
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                   (179,508,537)           (209,992,635)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            210,122,465            (486,431,327)
----------------------------------------------------------   --------------          --------------
Increase (decrease) in net assets from operations              $135,044,896           $(483,995,788)
----------------------------------------------------------   --------------          --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                           $(74,144,405)          $(141,581,736)
---------------------------------------------------------------------------------------------------
From net investment income (Class B)                            (29,461,340)            (57,662,363)
---------------------------------------------------------------------------------------------------
From net investment income (Class C)                            (11,617,707)            (20,010,428)
---------------------------------------------------------------------------------------------------
From net investment income (Class I)                             (5,300,338)             (9,198,270)
---------------------------------------------------------------------------------------------------
From net investment income (Class R)                                 (4,576)                     --
---------------------------------------------------------------------------------------------------
From net investment income (Class 529A)                              (9,429)                    (90)
---------------------------------------------------------------------------------------------------
From net investment income (Class 529B)                              (2,614)                   (105)
---------------------------------------------------------------------------------------------------
From net investment income (Class 529C)                              (3,540)                   (122)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class A)                                          --            (106,115,382)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class B)                                          --             (56,021,579)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class C)                                          --             (18,324,346)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class I)                                          --              (5,210,957)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(120,543,949)          $(414,125,378)
----------------------------------------------------------   --------------          --------------
Net increase in net assets from fund share transactions        $491,041,669          $1,659,842,906
----------------------------------------------------------   --------------          --------------
Total increase in net assets                                   $505,542,616            $761,721,740
----------------------------------------------------------   --------------          --------------

NET ASSETS

At beginning of period                                        8,017,365,632           7,255,643,892
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $29,303,814 and
$13,190,833, respectively                                    $8,522,908,248          $8,017,365,632
---------------------------------------------------------------------------------------------------

See notes to financial statements.


-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------


Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.
                                         SIX MONTHS                                   YEAR ENDED 9/30
                                           ENDED             ----------------------------------------------------------------
                                          3/31/03            2002           2001           2000           1999           1998
CLASS A                                 (UNAUDITED)
Net asset value, beginning of period       $12.78           $14.17         $15.19         $14.57         $16.06         $16.92
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)(5)

  Net investment income                     $0.18            $0.40          $0.46          $0.48          $0.53          $0.57
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.07            (1.01)         (0.45)          1.55           0.56           0.53
----------------------------------------   ------           ------         ------         ------         ------         ------
Total from investment operations            $0.25           $(0.61)         $0.01          $2.03          $1.09          $1.10
----------------------------------------   ------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.20)          $(0.43)        $(0.47)        $(0.47)        $(0.51)        $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --            (0.35)         (0.55)         (0.94)         (2.07)         (1.37)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --          (0.01)            --             --          (0.01)
----------------------------------------   ------           ------         ------         ------         ------         ------
  Total distributions declared to
  shareholders                             $(0.20)          $(0.78)        $(1.03)        $(1.41)        $(2.58)        $(1.96)
----------------------------------------   ------           ------         ------         ------         ------         ------
Net asset value, end
of period                                  $12.83           $12.78         $14.17         $15.19         $14.57         $16.06
----------------------------------------   ------           ------         ------         ------         ------         ------
Total return (%)(6)                          1.96(2)         (4.76)         (0.10)         15.06           7.06           6.98
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                  0.89(1)          0.92           0.88           0.90           0.89           0.90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)                     2.73(1)          2.84           3.09           3.36           3.45           3.44
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39               86             97            112            151            126
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                          $4,855           $4,540         $4,121         $3,570         $3,699         $3,503
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September
    30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by
    $0.01, and decrease the ratio of net investment income to average net assets by 0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
(6) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                         SIX MONTHS                                   YEAR ENDED 9/30
                                           ENDED             ----------------------------------------------------------------
                                          3/31/03            2002           2001           2000           1999           1998
CLASS B                                 (UNAUDITED)
Net asset value, beginning of period       $12.78           $14.17         $15.18         $14.57         $16.05         $16.92
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)(5)

  Net investment income                     $0.14            $0.31          $0.37          $0.39          $0.43          $0.46
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.06            (1.01)         (0.45)          1.54           0.58           0.53
----------------------------------------   ------           ------         ------         ------         ------         ------
Total from investment operations            $0.20           $(0.70)        $(0.08)         $1.93          $1.01          $0.99
----------------------------------------   ------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.16)          $(0.34)        $(0.37)        $(0.38)        $(0.42)        $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --            (0.35)         (0.55)         (0.94)         (2.07)         (1.37)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --          (0.01)            --             --          (0.01)
----------------------------------------   ------           ------         ------         ------         ------         ------
  Total distributions declared to
  shareholders                             $(0.16)          $(0.69)        $(0.93)        $(1.32)        $(2.49)        $(1.86)
----------------------------------------   ------           ------         ------         ------         ------         ------
Net asset value, end
of period                                  $12.82           $12.78         $14.17         $15.18         $14.57         $16.05
----------------------------------------   ------           ------         ------         ------         ------         ------
Total return (%)                             1.55(2)         (5.38)         (0.67)         14.24           6.43           6.22
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                  1.54(1)          1.57           1.53           1.54           1.54           1.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)                     2.08(1)          2.18           2.46           2.71           2.80           2.80
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39               86             97            112            151            126
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                          $2,372           $2,321         $2,226         $2,014         $2,217         $1,984
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September
    30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by
    $0.01, and decrease the ratio of net investment income to average net assets by 0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                         SIX MONTHS                                   YEAR ENDED 9/30
                                           ENDED             ----------------------------------------------------------------
                                          3/31/03            2002           2001           2000           1999           1998
CLASS C                                 (UNAUDITED)
Net asset value, beginning of period       $12.82           $14.22         $15.23         $14.61         $16.10         $16.96
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)(5)

  Net investment income                     $0.14            $0.31          $0.37          $0.39          $0.43          $0.46
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.07            (1.02)         (0.45)          1.55           0.57           0.53
----------------------------------------   ------           ------         ------         ------         ------         ------
Total from investment operations            $0.21           $(0.71)        $(0.08)         $1.94          $1.00          $0.99
----------------------------------------   ------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.16)          $(0.34)        $(0.37)        $(0.38)        $(0.42)        $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --            (0.35)         (0.55)         (0.94)         (2.07)         (1.37)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --          (0.01)            --             --          (0.01)
----------------------------------------   ------           ------         ------         ------         ------         ------
  Total distributions declared to
  shareholders                             $(0.16)          $(0.69)        $(0.93)        $(1.32)        $(2.49)        $(1.85)
----------------------------------------   ------           ------         ------         ------         ------         ------
Net asset value, end
of period                                  $12.87           $12.82         $14.22         $15.23         $14.61         $16.10
----------------------------------------   ------           ------         ------         ------         ------         ------
Total return (%)                             1.62(2)         (5.43)         (0.68)         14.27           6.41           6.27
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                  1.54(1)          1.57           1.53           1.54           1.54           1.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)                     2.08(1)          2.19           2.45           2.70           2.80           2.80
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39               86             97            112            151            126
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                            $963             $887           $702           $497           $508           $336
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September
    30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by
    $0.01, and decrease the ratio of net investment income to average net assets by 0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                         SIX MONTHS                                   YEAR ENDED 9/30
                                           ENDED             ----------------------------------------------------------------
                                          3/31/03            2002           2001           2000           1999           1998
CLASS I                                 (UNAUDITED)
Net asset value, beginning of period       $12.77           $14.17         $15.19         $14.57         $16.06         $16.92
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)(5)

  Net investment income                     $0.20            $0.46          $0.53          $0.53          $0.58          $0.63
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.08            (1.03)         (0.47)          1.55           0.57           0.53
----------------------------------------   ------           ------         ------         ------         ------         ------
Total from investment operations            $0.28           $(0.57)         $0.06          $2.08          $1.15          $1.16
----------------------------------------   ------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.23)          $(0.48)        $(0.51)        $(0.52)        $(0.57)        $(0.64)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --            (0.35)         (0.55)         (0.94)         (2.07)         (1.37)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --          (0.02)            --             --          (0.01)
----------------------------------------   ------           ------         ------         ------         ------         ------
  Total distributions declared to
  shareholders                             $(0.23)          $(0.83)        $(1.08)        $(1.46)        $(2.64)        $(2.02)
----------------------------------------   ------           ------         ------         ------         ------         ------
Net asset value, end
of period                                  $12.82           $12.77         $14.17         $15.19         $14.57         $16.06
----------------------------------------   ------           ------         ------         ------         ------         ------
Total return (%)                             2.14(2)         (4.50)          0.25          15.46           7.43           7.35
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                  0.54(1)          0.57           0.53           0.55           0.54           0.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)                     3.07(1)          3.20           3.43           3.71           3.84           3.79
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39               86             97            112            151            126
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                            $328             $270           $207            $51            $48            $17
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September
    30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by
    $0.01, and decrease the ratio of net investment income to average net assets by 0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

                                                                  PERIOD ENDED
                                                                    3/31/03(5)
                                                                   (UNAUDITED)
CLASS R

Net asset value, beginning of period                                  $13.27
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)

  Net investment income                                                $0.04
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                     (0.37)
------------------------------------------------------------------   -------
Total from investment operations                                      $(0.33)
------------------------------------------------------------------   -------
Less distributions declared to shareholders from net
investment income                                                     $(0.10)
------------------------------------------------------------------   -------
Net asset value, end of period                                        $12.84
------------------------------------------------------------------   -------
Total return (%)                                                       (2.50)(2)
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                                             1.04(1)
-----------------------------------------------------------------------------
Net investment income                                                   1.80(1)
-----------------------------------------------------------------------------
Portfolio turnover                                                        39
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $2,612
-----------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) For the period from the inception of Class R shares, December 31, 2002, through March 31, 2003.

See notes to financial statements.

                                                   SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                     3/31/03       9/30/02(7)
CLASS 529A                                         (UNAUDITED)

Net asset value, beginning of period                  $12.78        $13.30
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)(5)

  Net investment income                                $0.15         $0.04
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.07         (0.49)
---------------------------------------------------   ------        ------
Total from investment operations                       $0.22        $(0.45)
---------------------------------------------------   ------        ------
Less distributions declared to shareholders from
net investment income                                 $(0.19)       $(0.07)
---------------------------------------------------   ------        ------
Net asset value, end of period                        $12.81        $12.78
---------------------------------------------------   ------        ------
Total return (%)(6)                                     1.67(2)      (3.43)(2)
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                             1.14(1)       1.17(1)
--------------------------------------------------------------------------
Net investment income(5)                                2.43(1)       2.45(1)
--------------------------------------------------------------------------
Portfolio turnover                                        39            86
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $1,378           $50
--------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share and decrease net realized and unrealized losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.11%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
(6) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

(7) For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.

See notes to financial statements.

                                                   SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                     3/31/03       9/30/02(6)
CLASS 529B                                         (UNAUDITED)

Net asset value, beginning of period                  $12.78        $13.30
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)(5)

  Net investment income                                $0.11         $0.03
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.08         (0.50)
---------------------------------------------------   ------        ------
Total from investment operations                       $0.19        $(0.47)
---------------------------------------------------   ------        ------
Less distributions declared to shareholders from
net investment income                                 $(0.14)       $(0.05)
---------------------------------------------------   ------        ------
Net asset value, end of period                        $12.83        $12.78
---------------------------------------------------   ------        ------
Total return (%)                                        1.50(2)      (3.53)(2)
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                             1.79(1)       1.82(1)
--------------------------------------------------------------------------
Net investment income(5)                                1.85(1)       1.75(1)
--------------------------------------------------------------------------
Portfolio turnover                                        39            86
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $418           $75
--------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share and decrease net realized and unrealized losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.11%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
(6) For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.

See notes to financial statements.

                                                   SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                     3/31/03       9/30/02(6)
CLASS 529C                                         (UNAUDITED)

Net asset value, beginning of period                  $12.83        $13.35
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(3)(5)

  Net investment income                                $0.12         $0.03
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.07         (0.50)
---------------------------------------------------   ------        ------
Total from investment operations                       $0.19        $(0.47)
---------------------------------------------------   ------        ------
Less distributions declared to shareholders from
net investment income                                 $(0.14)       $(0.05)
---------------------------------------------------   ------        ------
Net asset value, end of period                        $12.88        $12.83
---------------------------------------------------   ------        ------
Total return (%)                                        1.50(2)      (3.52)(2)
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                             1.79(1)       1.82(1)
--------------------------------------------------------------------------
Net investment income(5)                                1.85(1)       1.75(1)
--------------------------------------------------------------------------
Portfolio turnover                                        39            86
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $576           $65
--------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share and decrease net realized and unrealized losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.11%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
(6) For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and Chase Manhattan Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $43,929 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $106,741 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, real estate investment trusts, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended September 30, 2002 and September 30, 2001 was as follows:

                                                    9/30/02            9/30/01
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                              $304,677,802       $292,374,874
------------------------------------------------------------------------------
  Long-term capital gain                        109,447,576        132,651,829
------------------------------------------------------------------------------
Total distributions declared                   $414,125,378       $425,026,703
------------------------------------------------------------------------------

As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                  $5,907,295
      ----------------------------------------------------------
      Capital loss carryforward                     (15,563,754)
      ----------------------------------------------------------
      Unrealized loss                              (547,819,354)
      ----------------------------------------------------------
      Other temporary differences                  (181,227,674)
      ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following rates:

      First $6.3 billion of average net assets              0.35%
      -----------------------------------------------------------
      Average net assets in excess of $6.3 billion          0.34%
      -----------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $6,355 as a result of the change in the fund's pension liability under this plan and a pension expense of $10,443 for inactive trustees for the six months, ended March 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                   0.0175%
      ----------------------------------------------------------
      Next $2.5 billion                                  0.0130%
      ----------------------------------------------------------
      Next $2.5 billion                                  0.0005%
      ----------------------------------------------------------
      In excess of $7 billion                            0.0000%
      ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $605,074 and $3,135 for the six months ended March 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

              CLASS A CLASS B  CLASS C  CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee           0.10%   0.75%    0.75%     0.25%    0.25%      0.75%      0.75%
------------------------------------------------------------------------------
Service Fee   0.25%   0.25%    0.25%     0.25%    0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total
Distribution
Plan          0.35%   1.00%    1.00%     0.50%    0.50%      1.00%      1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended March 31, 2003, amounted to:

              CLASS A CLASS B  CLASS C  CLASS R CLASS 529A CLASS 529B CLASS 529C

Service Fee
Retained
by MFD      $195,894  $8,709   $5,831     $--     $24         $--        $--
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2003, were as follows:

              CLASS A CLASS B  CLASS C  CLASS R CLASS 529A CLASS 529B CLASS 529C

Total
Distribution
Plan          0.35%   1.00%    1.00%     0.50%    0.35%      1.00%      1.00%
------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2003, were as follows:

                            CLASS A   CLASS B  CLASS 529B   CLASS C  CLASS 529C

Contingent Deferred Sales
Charges Imposed            $47,838  $2,467,639    $--       $81,397     $--
------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the fee, as a percentage of the fund's average daily net assets, will be 0.11%.

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                     PURCHASES           SALES
------------------------------------------------------------------------------
U.S. government securities                      $1,415,383,539  $1,196,739,507
------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $2,283,467,886  $1,903,465,035
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                 $9,140,360,562
      --------------------------------------------------------------
      Gross unrealized depreciation                   $(671,162,674)
      --------------------------------------------------------------
      Gross unrealized appreciation                     330,213,832
      --------------------------------------------------------------
      Net unrealized depreciation                     $(340,948,842)
      --------------------------------------------------------------

(4) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended                       Year ended
                                                 3/31/03                             9/30/02
                                        SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Shares sold                            90,222,477     $1,180,487,456      252,701,938     $3,593,282,017
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           4,886,920         63,967,631       14,520,193        207,472,950
---------------------------------------------------------------------------------------------------------
Shares reacquired                     (71,876,358)      (937,947,054)    (202,729,029)    (2,870,744,253)
---------------------------------------------------------------------------------------------------------
Net increase                           23,233,039       $306,508,033       64,493,102       $930,010,714
---------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                            26,276,939       $343,694,336       68,888,367       $973,559,760
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           2,002,719         26,209,628        6,933,146         99,132,209
---------------------------------------------------------------------------------------------------------
Shares reacquired                     (24,938,555)      (324,758,115)     (51,314,748)      (719,436,539)
---------------------------------------------------------------------------------------------------------
Net increase                            3,341,103        $45,145,849       24,506,765       $353,255,430
---------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                            12,588,591       $165,444,890       28,528,097       $404,598,343
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             734,220          9,644,109        2,243,627         32,175,910
---------------------------------------------------------------------------------------------------------
Shares reacquired                      (7,665,844)      (100,169,721)     (11,026,051)      (154,163,614)
---------------------------------------------------------------------------------------------------------
Net increase                            5,656,967        $74,919,278       19,745,673       $282,610,639
---------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                             6,858,461        $90,834,299       14,126,161       $202,432,574
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             389,024          5,086,971          948,262         13,536,985
---------------------------------------------------------------------------------------------------------
Shares reacquired                      (2,779,573)       (36,314,060)      (8,568,437)      (122,199,912)
---------------------------------------------------------------------------------------------------------
Net increase                            4,467,912        $59,607,210        6,505,986        $93,769,647
---------------------------------------------------------------------------------------------------------

                                                Period ended
                                                 3/31/03(1)
                                         SHARES            AMOUNT
CLASS R SHARES
Shares sold                               400,687         $5,156,697
--------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  61                787
--------------------------------------------------------------------
Shares reacquired                        (197,286)        (2,536,262)
--------------------------------------------------------------------
Net increase                              203,462         $2,621,222
--------------------------------------------------------------------

                                            Six months ended                      Period ended
                                                3/31/03                            9/30/02(2)
                                       SHARES            AMOUNT            SHARES            AMOUNT
CLASS 529A SHARES
Shares sold                               103,541         $1,367,182            6,820            $88,529
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 507              6,598                2                 21
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (391)            (5,000)          (2,934)           (37,500)
---------------------------------------------------------------------------------------------------------
Net increase                              103,657         $1,368,780            3,888            $51,050
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES
Shares sold                                27,022           $353,003            5,886            $78,046
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 152              1,982                6                 76
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (475)            (6,118)              --                 --
---------------------------------------------------------------------------------------------------------
Net increase                               26,699           $348,867            5,892            $78,122
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                                39,615           $522,389            5,082            $67,269
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 200              2,628                3                 35
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (191)            (2,587)              --                 --
---------------------------------------------------------------------------------------------------------
Net increase                               39,624           $522,430            5,085            $67,304
---------------------------------------------------------------------------------------------------------

(1) For the period from the inception of Class R shares, December 31, 2002, through March 31, 2003.
(2) For the period from the inception of Class 529A, 529B, and 529C shares, July 31, 2002, through
    September 30, 2002.

(5) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $28,643 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(6) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to October 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $4,079,982 increase in cost of securities and a corresponding $4,079,982 increase in net unrealized depreciation, based on securities held by the fund on September 30, 2002.

The effect of this change for the year ended September 30, 2002 was to decrease net investment income by $11,499,279, increase net unrealized depreciation by $9,223,074, and decrease net realized losses by $2,276,205. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JOHN W. BALLEN (born 09/12/59)
Trustee and President                                    RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Chief          Treasurer
Executive Officer and Director                           Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer, General Manager, Mutual Funds (prior to
Vice President and Associate General Counsel             September 2000)

                                                         ELLEN MOYNIHAN (born 11/13/57)
STEPHEN E. CAVAN (born 11/06/53)                         Assistant Treasurer
Secretary and Clerk                                      Massachusetts Financial Services Company, Vice
Massachusetts Financial Services Company, Senior         President
Vice President, General Counsel and Secretary
                                                         JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Senior
Assistant Treasurer                                      Vice President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
David M. Calabro(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                           MTR-SEM-5/03  454.7M